Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid (CAP) to CEO (2)	Average Summary Compensation Table Total for Non-CEO NEOs (3)	Average Compensation Actually Paid to Non-CEO NEOs (2)	Total Shareholder Return (TSR) (4)	Net Income (5)
2025	$618,000	$1,012,400	—	—	$352.09	$786,894
2024	$916,000	$1,444,000	—	—	$189.01	$3,038,529

Named Executive Officers, Footnote [Text Block]
(1)	The Company’s CEO for all years presented is Daniel O’Brien.

Summary Compensation Total		$ 618,000	$ 916,000
CAP	[1]	$ 1,012,400	1,444,000
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table (SCT) by year to calculate Compensation Actually Paid include:

	CEO
	2025	2024
Summary Compensation Total	$618,000	$916,000

Adjustments for Equity Awards
Deduct:	Grant date aggregate fair value of option awards	—	(316,000)
Deduct:	Aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans	—	—
Add:	Year-end fair value of unvested awards granted in the current year	—	585,600
Add:	Year-over-year difference of year-end fair values for unvested awards granted in prior years	240,000	—
Add:	Fair values at vest date for awards granted and vested in current year	—	258,400
Add:	Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	154,400	—
Deduct:	Forfeitures during current year equal to prior year-end fair value	—	—
Total Adjustments for Equity Awards		$394,400	$528,000

CAP		$1,012,400	$1,444,000

Non-PEO NEO Average Total Compensation Amount	[2]
Non-PEO NEO Average Compensation Actually Paid Amount	[1]
Total Shareholder Return Amount	[3]	352.09	189.01
Net Income (Loss) Attributable to Parent	[4]	$ 786,894	$ 3,038,529
PEO Name		Daniel O’Brien	Daniel O’Brien
PEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards		$ 394,400	$ 528,000
Grant date aggregate fair value of option awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards			(316,000)
Aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
Year-end fair value of unvested awards granted in the current year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards			585,600
Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards		240,000
Fair values at vest date for awards granted and vested in current year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards			258,400
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [ Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards		154,400
Forfeitures during current year equal to prior year-end fair value [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
CEO
Pay vs Performance Disclosure [Table]
Summary Compensation Total	[5]	$ 618,000	$ 916,000

[1]	Deductions from, and additions to, total compensation in the Summary Compensation Table (SCT) by year to calculate Compensation Actually Paid include:
[2]	With the exception of Daniel B. O’Brien, the Company did not have any Named Executive Officers during the two years ended December 31, 2025.
[3]	Total Shareholder Return assumes the investment of $100 in our common stock on December 31, 2023 and is based on the closing price of our common stock on December 31, 2025 and 2024.
[4]	The Company’s net income as reflected in the Company’s audited financial statements.
[5]	The Company’s CEO for all years presented is Daniel O’Brien.